Operating Leases - Schedule of Undiscounted Cash Flows (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2025	$ 87,578
2026	63,693
Total undiscounted operating lease payments	151,271
Less: imputed interest	(4,672)
Present value of operating lease liabilities	$ 146,599	$ 72,230